[Gibson Dunn Letterhead]

November 20, 2012

VIA EDGAR AND HAND DELIVERY

Duc Dang

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3010

Washington, D.C. 20549

Re:	Tejon Ranch Co.
Registration Statement on S-3
Filed October 11, 2012
File No. 333-184367

Dear Mr. Dang:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client, Tejon Ranch Co. (the “Company”), is Pre-Effective Amendment No. 1 (“Amendment No. 1”) amending the Company’s Registration Statement on Form S-3 filed with the Securities and Exchange Commission (the “Commission”) on October 11, 2012 (the “Initial Registration Statement”). Amendment No. 1 is marked to show changes from the Initial Registration Statement. The Initial Registration Statement, as amended by Amendment No. 1 and all future amendments, is referred to herein as the “Registration Statement.”

Amendment No. 1 is being filed in response to the comments of the staff of the Commission (the “Staff”) by letter dated November 5, 2012 (the “Comment Letter”) with respect to the Initial Registration Statement. We also are forwarding, via courier, a copy of this letter and Amendment No. 1. For ease of reference, the headings and numbered paragraphs below correspond to the headings and numbered comments in the Comment Letter, with the Staff’s comments presented in bold italicized text. Unless otherwise indicated, page references in the responses refer to Amendment No. 1.

General

1.	We have recently sent you a comment letter dated October 19, 2012 in connection with our review of your 2011 10-K. Please note that we will not be in a position to declare this registration statement effective until the completion of that 10-K review.

In response to the Staff’s comment, we hereby acknowledge receipt of the comment letter dated October 19, 2012 and understand that until the completion of the 2011 Form 10-K review the Staff will not be in a position to declare the Registration Statement effective.

Incorporation of Certain Information by Reference, page 13

2.	We note that you incorporate future filings until the end of the “offering of the debentures.” Considering your unallocated shelf includes equity securities, please tell us why you have limited your forward incorporation to your offering of the debentures.

In response to the Staff’s comment, the Company has revised page 13 of Amendment No. 1 to provide that the Company will incorporate future filings until the end of the “offering of the securities.”

Exhibits

3.	You indicate that the form of the indenture and the statement of eligibility for the trustee will be filed by amendment or with a Form 8-K. Please note that the indenture should be filed prior to effectiveness and that the statement of eligibility should not be filed with a Form 8-K and revise accordingly. Please refer to CDIs 201.04 and 220.01 located at http://www.sec.gov/ divisions/corpfin/guidance/tiainterp.htm.

In response to the Staff’s comment, the Company has revised the exhibit index of Amendment No. 1 to indicate that the statement of eligibility for the trustee will be filed in accordance with the requirements of Section 305(b)(2) of the Trust Indenture Act. The Company also supplementally advises the Staff that any Form T-1 required in connection with the Registration Statement will be filed under the electronic form-type “305B2”. The form of indenture is being filed as an exhibit to Amendment No. 1.

We appreciate the Staff’s responsiveness with respect to the Company’s filings and look forward to resolving any concerns the Staff may have. If the Staff needs any additional information or has any further questions, please do not hesitate to contact the undersigned at (310) 552-8580.

Very truly yours,

/s/ Mark Lahive
Mark Lahive

cc:	Allen Lyda, Senior Vice President & Chief Financial Officer, Tejon Ranch Co.

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